Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,152,103)	$ 1,780,026	$ 1,083,700
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	131,180	88,722	115,150
Provision for expected credit losses	128,235	76,755	93,188
Gain on disposal of property and equipment		(40,620)	(5,562)
Share-based compensation	816,950
Amortization of restricted shares of a subsidiary		1,400	8,087
Deferred income taxes	(28,770)	(2,932)	(7,427)
Changes in operating assets and liabilities:
Notes receivable	(525,896)	(208,095)	(954,131)
Accounts receivable - third parties	(824,718)	(1,364,222)	(3,032,632)
Accounts receivable - related parties	74,225	(291,509)	372,877
Contract assets	(2,520)	115,529	(136,705)
Contract assets - a related party	(2,323)
Advances to suppliers	(712,122)	27,278	204,771
Other current assets	(2,598,760)	(866,022)	(543,037)
Other non-current assets	(402,794)	(1,165,934)	(197,335)
Accounts payable - third parties	(539,704)	(220,778)	1,626,197
Accounts payable - related party			(59,699)
Contract liabilities	3,020,520	(123,294)	32,276
Income taxes payable	(173,400)	293,220	334,544
Lease liabilities	18,886	(146,215)
Other current liabilities	195,688	(112,017)	435,977
Net cash used in operating activities	(2,577,426)	(2,158,708)	(629,761)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment	(878,949)	(397,441)	(7,433)
Proceeds from disposal of property and equipment		59,657	51,681
Net cash (used in) provided by investing activities	(878,949)	(337,784)	44,248
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank and other borrowings	7,253,552	5,051,065	4,463,451
Repayments of bank and other borrowings	(5,698,992)	(3,258,829)	(3,012,373)
Repayments to related parties	(208,135)	(196,468)
Borrowings from related parties			126,766
Net IPO proceeds received from the underwriter	5,727,070
Contribution from shareholders			834,000
Withholding tax paid on the dividends declared			(161,493)
Deferred offering costs	(1,237,842)	(419,470)	(402,097)
Net cash provided by financing activities	5,835,653	1,176,298	1,848,254
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	67,885	(3,856)	(55,378)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	2,447,163	(1,324,050)	1,207,363
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	846,409	2,170,459	963,096
CASH AND RESTRICTED CASH, END OF YEAR	3,293,572	846,409	2,170,459
Reconciliation of cash and restricted cash, end of year
Cash	3,054,870	846,409	2,170,459
Restricted cash	238,702
CASH AND RESTRICTED CASH, END OF YEAR	3,293,572	846,409	2,170,459
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	333,902	324,307	176,886
Cash paid for interest	287,422	143,602	97,552
Supplemental non-cash activities:
Initial recognition of lease obligations related to right-of-use assets	91,205	1,894,422	29,269
Early terminated operating lease right of use assets		2,296,658	552,651
Dividends payable used to offset against related party balances	$ 466,924